HODGES FUND
                                    Designed
                                  for Investors
                                 Who Want Growth

















                               Semi-Annual Report

                            For the Six Months Ended
                               September 30, 1998

                                  HODGES FUND

October 13, 1998

Letter to Shareholders:

Since 1960, when I began as a cub broker with what was then Merrill Lynch Pierce Fenner & Beene, I have seen a number of dramatic stock market declines. They all stand out in my mind. There are many similarities, and yet, they have been so different. The market decline, which began in mid-July and finally bottomed out on October 8th, was one of the most unusual I've witnessed. It went down quickly and recovered quickly. During the last few days of the decline, many stocks appeared ridiculously low. We took advantage of the low prices by purchasing a number of issues.

Fortunately, our Fund is in much better shape now than we were at the end of the fiscal September quarter, our official reporting period. At that time with a net asset value of $12.09, we were down 19.24% for the quarter. The three-year average annual return was 12.91%. Our five-year average annual return was 13.61%. Average annual return since inception, October 9, 1992, was 14.09%, or a cumulative return since inception of 119.93%. The twelve months ending September 30, 1998 showed a total return of (15.38)%. I'm happy to report we are in much better condition now.

During the decline, we made purchases of the following stocks: American Power Conversion, AMR, Atmos Energy, Brinker International, Correction Corp. of America, Cracker Barrel Old Country Store, Cutter & Buck, Elcor Corp., Estee Lauder, General Motors, Home Depot, Mylan Labs, Office Depot and Starbucks Corp. We also made some attractive buys after the quarter was over.

We will have our ups and downs from time to time. They go with the markets. But I'm optimistic that, over time, the net asset value will reflect our long-term objective of capital growth.

If you have questions, please feel free to call me.

Sincerely,

/s/

Don Hodges

                                  HODGES FUND

SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 84.7%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Aircraft Manufacturing: 0.7%
       5,000         Boeing Company..........................................................           $ 171,562
                                                                                                        ---------

                     Airlines: 7.2%
      10,000         AMR Corp.*..............................................................             554,375
      21,439         KLM Royal Dutch Airlines................................................             530,615
      40,000         Southwest Airlines Company..............................................             800,000
                                                                                                          -------
                                                                                                        1,884,990
                                                                                                        ---------
                     Broadcasting and Communications: 0.8%
      10,000         A.H. Belo Corp..........................................................             200,000
                                                                                                          -------

                     Building Materials: 9.3%
      35,000         Elcor Corp..............................................................             739,375
      65,000         NCI Building System, Inc.*..............................................           1,287,812
      30,000         Republic Group, Inc.....................................................             399,375
                                                                                                          -------
                                                                                                        2,426,562
                                                                                                        ---------
                     Commercial Services: 1.0%
     136,500         The Dwyer Group, Inc.*..................................................             264,469
                                                                                                          -------

                     Computer, Software and Networking: 5.4%
       4,000         International Business Machines Corp....................................             512,000
     175,000         ODS Networks, Inc.*.....................................................             787,500
       3,000         SAP Akteingesellschaft ADR..............................................             116,812
                                                                                                          -------
                                                                                                        1,416,312
                                                                                                        ---------
                     Confectionaries: 3.5%
      15,000         Tootsie Roll Industries, Inc............................................             528,750
       5,000         William Wrigley, Jr. Company............................................             379,688
                                                                                                          -------
                                                                                                          908,438
                                                                                                          -------
                     Construction Materials: 1.9%
      20,000         Texas Industries, Inc...................................................             502,500
                                                                                                          -------

                     Consumer Products: 1.5%
     369,500         Pentech International, Inc.*............................................             392,594
                                                                                                          -------
See accompanying Notes to Financial Statements.

                                  HODGES FUND

SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Correctional: 3.4%
      50,000         Children's Comprehensive Services, Inc.*................................           $ 493,750
      30,000         Corrections Corporation of America*.....................................             406,875
                                                                                                          -------
                                                                                                          900,625
                                                                                                          -------
                     Cosmetics and Toiletries: 1.4%
       9,000         Kimberly-Clark Corp.....................................................             364,500
                                                                                                          -------

                     Financial: 3.3%
     240,000         Capstead Mortgage Corp..................................................             870,000
                                                                                                          -------

                     Food Products: 1.2%
      30,000         Chiquita Brands International, Inc......................................             316,875
                                                                                                          -------

                     Gas Distribution: 3.3%
      30,000         Atmos Energy Corp.......................................................             856,875
                                                                                                          -------

                     Home Manufacturing: 1.9%
      20,000         Palm Harbor Homes, Inc.*................................................             497,500
                                                                                                          -------

                     Medical-Related Services: 5.0%
     120,000         Diagnostic Health Services, Inc.*.......................................             532,500
     198,000         Laboratory Specialists of America, Inc.*................................             779,625
                                                                                                          -------
                                                                                                        1,312,125
                                                                                                        ---------
                     Oil and Gas Drilling: 0.9%
      20,000         Global Marine, Inc.*....................................................             221,250
                                                                                                          -------

                     Pharmaceuticals: 2.0%
      10,000         Mylan Laboratories, Inc.................................................             295,000
       3,000         Warner Lambert Company..................................................             226,500
                                                                                                          -------
                                                                                                          521,500
                                                                                                          -------
                     Publishing - Books: 4.3%
      20,000         Houghton Mifflin Company................................................             620,000
      40,000         Thomas Nelson, Inc......................................................             510,000
                                                                                                          -------
                                                                                                        1,130,000
                                                                                                        ---------
See accompanying Notes to Financial Statements.

                                  HODGES FUND

SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Racetracks: 1.4%
      20,000         Speedway Motorsports, Inc.*.............................................           $ 377,500
                                                                                                        ---------

                     Restaurants: 2.6%
      30,000         Cracker Barrel Old Country Store Corp...................................             682,500
                                                                                                          -------

                     Retail: 9.6%
     249,400         Calloway's Nursery, Inc.*...............................................             296,163
      30,000         Harold's Stores, Inc.*..................................................             198,750
      10,000         Home Depot, Inc. .......................................................             395,000
      20,000         Office Depot, Inc.*.....................................................             448,750
     250,000         Southland Corp.*........................................................             625,000
      10,000         Wal-Mart Stores, Inc....................................................             546,250
                                                                                                          -------
                                                                                                        2,509,913
                                                                                                        ---------
                     Shoes and Boots Manufacturing: 2.8%
      45,000         Rocky Shoes & Boots, Inc................................................             360,000
      45,000         Stride Rite Corp........................................................             368,437
                                                                                                          -------
                                                                                                          728,437
                                                                                                          -------
                     Stock Brokerage: 5.5%
      20,000         The Charles Schwab Corp.................................................             787,500
      35,000         E*Trade Group, Inc.*....................................................             654,063
                                                                                                          -------
                                                                                                        1,441,563
                                                                                                        ---------
                     Textile - Home Furnishings: 2.3%
      20,000         Pillowtex Corp..........................................................             587,500
                                                                                                          -------

                     Venture Capital: 2.5%
       7,000         Capital Southwest Corp..................................................             570,500
     100,000         Southern Venture II LP*.................................................              87,430
                                                                                                           ------
                                                                                                          657,930
                                                                                                          -------

                     Total Common Stocks (cost $25,823,964)..................................          22,144,020
                                                                                                       ----------
See accompanying Notes to Financial Statements.

                                  HODGES FUND

SCHEDULE OF INVESTMENTS at September 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares          PREFERRED STOCK: 0.3%                                                            Market Value
------------------------------------------------------------------------------------------------------------------------------------

     10,000          Capstead Mortgage Preferred Series B (cost $92,700).....................            $ 85,000
                                                                                                         --------

Principal Amount     MONEY MARKET INVESTMENT: 0.5%
------------------------------------------------------------------------------------------------------------------------------------
    $139,422         Star Bank Treasury Fund, 4.59%, 12/31/1999
                     (cost $139,422).........................................................             139,422
                                                                                                          -------

                     Total Investment in Securities (cost $26,056,086++): 85.5%...............          22,368,442
                                                                                                        ----------

                     CALL OPTIONS WRITTEN: (0.1)%
------------------------------------------------------------------------------------------------------------------------------------
                     Common Stocks / Expiration Date / Exercise Price
------------------------------------------------------------------------------------------------------------------------------------
         (15)        America Online, Inc. / Oct 125..........................................              (2,250)
         (50)        Home Depot, Inc. / Jan 55...............................................              (3,750)
         (25)        Yahoo!, Inc. / Oct 130..................................................             (24,063)
                                                                                                          -------

                     Total Call Options Written (proceeds $20,018)...........................             (30,063)
                                                                                                          -------

                     Other Assets less Liabilities: 14.6%....................................           3,824,737
                                                                                                        ---------
                     Total Net Assets: 100.0%................................................         $26,163,116
                                                                                                      ===========

* Non-income producing security.


++ At September 30, 1998, the cost of securities for Federal tax purposes was $26,230,785. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................         $ 1,273,439
                     Gross unrealized depreciation...........................................          (5,115,764)
                                                                                                       ----------
                              Net unrealized depreciation....................................        $ (3,842,325)
                                                                                                     ============

See accompanying Notes to Financial Statements.

                                  HODGES FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $26,056,086) ................................          $22,368,442
      Receivables:
            Dividends and interest ..........................................................                5,125
            Fund shares sold ................................................................                   98
            Securities sold..................................................................            5,325,981
      Prepaid expenses and other assets......................................................               28,250
                                                                                                            ------
                  Total assets ..............................................................           27,727,896
                                                                                                        ----------
LIABILITIES
      Options written, at value (proceeds $20,018)...........................................               30,063
      Payables:
            Advisory fees....................................................................               18,321
            Distribution fees................................................................               38,179
            Administration fee...............................................................                4,311
            Securities purchased.............................................................            1,440,938
            Fund shares redeemed.............................................................               16,190
      Accrued expenses ......................................................................               16,778
                                                                                                            ------
                  Total liabilities..........................................................            1,564,780
                                                                                                         ---------

NET ASSETS  .................................................................................          $26,163,116
                                                                                                       ===========

      Net asset value and redemption price per share
            ($26,163,116/2,164,708 shares outstanding;
            unlimited shares authorized without par value) ..................................               $12.09
                                                                                                            ======
      Computation of offering price per share
            (Net asset value $12.09/.975)....................................................               $12.40
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $26,199,093
      Accumulated net investment loss........................................................             (158,966)
      Undistributed net realized gain on investments.........................................            3,820,678
      Net unrealized depreciation on investments.............................................           (3,697,689)
                                                                                                        ----------
            Net assets.......................................................................          $26,163,116
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                                  HODGES FUND

STATEMENT  OF  OPERATIONS  -  For  the  Six  Months  Ended  September  30,  1998
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends........................................................................            $ 123,694
            Interest ........................................................................               24,463
            Other............................................................................                  373
                                                                                                               ---
                  Total income ..............................................................              148,530
                                                                                                           -------
      Expenses
            Advisory fees ...................................................................              136,892
            Distribution fees................................................................               80,525
            Administration fee...............................................................               32,210
            Custody fees.....................................................................               13,319
            Fund accounting fees.............................................................               12,368
            Transfer agent fees..............................................................                9,304
            Audit fee .......................................................................                7,020
            Registration fees ...............................................................                4,225
            Trustee fees ....................................................................                3,277
            Reports to shareholders..........................................................                3,045
            Miscellaneous....................................................................                2,539
            Legal fees ......................................................................                2,002
            Insurance........................................................................                  770
                                                                                                               ---
                  Total expenses.............................................................              307,496
                                                                                                           -------
                        Net investment loss   ...............................................             (158,966)
                                                                                                          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain from security transactions ..........................................            4,249,881
      Net change in unrealized appreciation on investments ..................................           (9,487,869)
                                                                                                        ----------
                  Net realized and unrealized loss on investments ...........................           (5,237,988)
                                                                                                        ----------
                        Net decrease in net assets resulting from operations ................          $(5,396,954)
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                                  HODGES FUND


STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six Months            Year
                                                                                      Ended              Ended
                                                                               September 30, 1998#  March 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss.....................................................         $ (158,966)        $ (201,242)
   Net realized gain from security transactions ...........................          4,249,881          3,942,955
   Net change in unrealized appreciation on investments....................         (9,487,869)         4,957,429
                                                                                    ----------          ---------
      Net (decrease) increase in net assets resulting from operations  ....         (5,396,954)         8,699,142
                                                                                    ----------          ---------

DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain from security transactions............................             -0-            (5,773,636)
                                                                                         -             ----------

CAPITAL SHARE TRANSACTIONS
   Net (decrease) increase in net assets derived from net change
      in outstanding shares (a) ...........................................           (874,065)        10,086,163
                                                                                      --------         ----------
      Total (decrease) increase in net assets .............................         (6,271,019)        13,011,669

NET ASSETS
   Beginning of period.....................................................         32,434,135         19,422,466
                                                                                    ----------         ----------
End of period ............................................................         $26,163,116        $32,434,135
                                                                                   ===========        ===========


(a) A summary of capital shares transactions is as follows:

                                                                  Six Months                       Year
                                                                     Ended                         Ended
                                                              September 30, 1998#             March 31, 1998
                                                              -------------------             --------------
                                                             Shares       Value           Shares          Value
Shares sold ......................................           171,915   $ 2,524,261        478,221     $ 6,465,806
Shares issued in reinvestment of distribution ....             -0-          -0-           451,510       5,757,747
Shares redeemed ..................................          (253,431)   (3,398,326)      (154,460)     (2,137,390)
                                                            --------    ----------       --------      ----------
Net (decrease) increase ..........................           (81,516)   $ (874,065)       775,271     $10,086,163
                                                             =======    ==========        =======     ===========

#Unaudited.

See accompanying Notes to Financial Statements.

                                  HODGES FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                       Six Months ended               Year Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------

                                        Sept. 30, 1998  1998         1997        1996         1995        1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .    $14.44       $13.20      $12.87      $11.55       $10.80      $11.78
Income from investment operations:
   Net investment loss................     (0.07)       (0.09)      (0.11)      (0.07)       (0.08)      (0.03)
   Net realized and unrealized
      (loss) gain on investments .....     (2.28)        4.79        1.85        3.42         1.09        0.07
                                           -----         ----        ----        ----         ----        ----
Total from investment operations......     (2.35)        4.70        1.74        3.35         1.01        0.04
                                           -----         ----        ----        ----         ----        ----
Less distributions:
   From net investment income.........      0.00         0.00        0.00        0.00         0.00       (0.01)
   From net capital gains ............      0.00        (3.46)      (1.41)      (2.03)       (0.26)      (1.01)
                                            ----        -----       -----       -----        -----       -----
Total distributions...................      0.00        (3.46)      (1.41)      (2.03)       (0.26)      (1.02)
                                            ----        -----       -----       -----        -----       -----
Net asset value, end of period........    $12.09       $14.44      $13.20      $12.87       $11.55      $10.80
                                          ======       ======      ======      ======       ======      ======

Total return .........................    (16.27)%      41.21%      14.18%      32.33%        9.60%       0.22%

Ratios/supplemental data:
Net assets, end of period (millions)..    $ 26.2      $ 32.4       $ 19.4      $ 13.3        $ 9.3       $ 8.5

Ratio of expenses to average net assets:
   Before expense reimbursement ......      1.92%+       1.96%       2.14%       2.08%        2.31%       2.63%
   After expense reimbursement........      1.92%+       1.96%       2.14%       2.08%        2.31%       2.07%

Ratio of net investment loss to average net assets:
   Before expense reimbursement ......     (0.99)%+     (0.76)%     (0.95)%     (0.61)%      (0.75)%     (0.84)%
   After expense reimbursement .......     (0.99)%+     (0.76)%     (0.95)%     (0.61)%      (0.75)%     (0.29)%

Portfolio turnover rate ..............     55.04%       94.05%     115.77%     124.89%       73.65%     192.03%

+Annualized.
#Unaudited.

See accompanying Notes to Financial Statements.

                                  HODGES FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Hodges Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is capital appreciation. The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 -  COMMITMENTS  AND OTHER RELATED  PARTY  TRANSACTIONS

      For the six months ended September 30, 1998, Hodges Capital Management, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the six months ended September 30, 1998, the Fund incurred $136,892 in Advisory fees.

                                  HODGES FUND

--------------------------------------------------------------------------------

      Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

                  Under $15 million     $30,000
                  $15 to $50  million   0.20% of average  daily net assets
                  $50 to $100  million  0.15% of average  daily net assets
                  $100 to $150 million  0.10% of average  daily net assets
                  Over $150  million    0.05% of average  daily net assets

      For the six months ended September 30, 1998, the Fund incurred $32,210 in Administration fees.

      First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor. For the six months ended September 30, 1998, the Distributor received as commissions $22,430 from the Fund in connection with its distribution of the Fund's shares. The Distributor also received $16,268 during the period in commissions for the purchases and sales of portfolio securities for the Fund.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION COSTS
      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.50% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended September 30, 1998, the Fund paid fees of $80,525 to the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES
      The cost of purchases and proceeds from sales of securities, excluding U.S. Government obligations and short-term securities, for the six months ended September 30, 1998, were $16,220,890 and $20,338,189, respectively.

                                     Advisor
                     Hodges Capital Management, Incorporated
                                2905 Maple Avenue
                               Dallas, Texas 75201
                                 (800) 388-8512
                                        o
                                   Distributor
                          First Dallas Securities, Inc.
                                2905 Maple Avenue
                               Dallas, Texas 75201
                                        o
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                        o
                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132
                                        o
                                    Auditors
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103
                                        o
                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104

      This report is intended for  shareholders  of the Fund and may not be used
      as  sales   literature   unless  preceded  or  accompanied  by  a  current
      prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.